                         AIM INVESTMENT SECURITIES FUNDS

                           AIM Global Real Estate Fund
                               AIM High Yield Fund
                                 AIM Income Fund
                        AIM Intermediate Government Fund
                       AIM Limited Maturity Treasury Fund
                              AIM Money Market Fund
                              AIM Real Estate Fund
                            AIM Short Term Bond Fund
                           AIM Total Return Bond Fund

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Peter Ehret which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- HIGH YIELD" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Ehret is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Carolyn
L. Gibbs which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- HIGH YIELD" on page 20 of the Prospectus.

"Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Darren S. Hughes which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- HIGH YIELD" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Hughes is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INCOME" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Carolyn
L. Gibbs which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INCOME" on page 20 of the Prospectus.

"Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INCOME" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INTERMEDIATE GOVERNMENT" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Clint W. Dudley which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INTERMEDIATE GOVERNMENT" on page 20 of the Prospectus.

"Effective February 12, 2006, Mr. Dudley is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- LIMITED MATURITY" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Clint W. Dudley which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- LIMITED MATURITY" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Dudley is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- SHORT TERM BOND" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- SHORT TERM BOND" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- TOTAL RETURN BOND" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- TOTAL RETURN BOND" on page 21 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

                       AIM HIGH YIELD FUND - CLASS A, B, C
                            AND INVESTOR CLASS SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Peter Ehret which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Ehret is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Carolyn
L. Gibbs which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Darren S. Hughes which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Hughes is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

                       AIM INCOME FUND - CLASS A, B, C, R
                            AND INVESTOR CLASS SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Carolyn
L. Gibbs which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Ms. Gibbs is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

               AIM INTERMEDIATE GOVERNMENT FUND - CLASS A, B, C, R
                            AND INVESTOR CLASS SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Clint W. Dudley which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Dudley is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

           AIM LIMITED MATURITY TREASURY FUND - CLASS A AND A3 SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Clint W. Dudley which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Dudley is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

                     AIM MUNICIPAL BOND FUND - CLASS A, B, C
                            AND INVESTOR CLASS SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Richard
A. Berry which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Berry is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Stephen
D. Turman which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus.

"Effective February 12, 2006, Mr. Turman is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

               AIM SHORT TERM BOND FUND - CLASS A, C AND R SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005
                              and February 3, 2006

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

             AIM TOTAL RETURN BOND FUND - CLASS A, B, C AND R SHARES

                         Supplement dated March 31, 2006
                    to the Prospectus dated October 25, 2005
                        as supplemented December 8, 2005

The following sentence is added at the end of the discussion regarding Jan H. Friedli which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Friedli is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Scot W. Johnson which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus.

"Effective February 12, 2006, Mr. Johnson is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                     Supplement dated March 31, 2006 to the
           Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, February 3, 2006 and February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                             OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                        TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                            HELD BY
     WITH THE TRUST         SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
-----------------------    -------   --------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice         N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc. and the AIM Family
                                     of Funds; Vice President and Chief Compliance
                                     Officer, A I M Capital Management, Inc. and A I M
                                     Distributors, Inc.; Vice President, AIM Investment
                                     Services, Inc. and Fund Management Company; and
                                     Senior Vice President and Compliance Director,
                                     Delaware Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                 N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM Family
                                     of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President, A I M
                                     Distributors, Inc.; Vice President, A I M Capital
                                     Management, Inc. and AIM Investment Services,
                                     Inc.; Senior Vice President and Secretary of the
                                     AIM Family of Funds; and Senior Vice President and
                                     General Counsel, Liberty Financial Companies, Inc.
                                     and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group              N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice President
                                     and Chief Compliance Officer, A I M Capital
                                     Management, Inc.; and Vice President, A I M
                                     Distributors, Inc., AIM Investment Services, Inc.
                                     and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and             N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President,
                                     INVESCO Distributors, Inc.; Vice President, A I M
                                     Capital Management, Inc., AIM Investment Services,
                                     Inc., and Fund Management Company; Senior Vice
                                     President, A I M Distributors, Inc.; and Senior
                                     Vice President, Chief Legal Officer and Secretary
                                     of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter
                                     Value Investors (an investment adviser); Chief
                                     Operating Officer, General Counsel and Secretary,
                                     Old Mutual Investment Partners (a broker-dealer);
                                     General Counsel and Secretary, Old Mutual Fund
                                     Services (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center); Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

The following replaces in its entirety, the information under the heading "APPENDIX J BROKERAGE COMMISSIONS" in the Statement of Additional Information.

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:

FUND                                    2005        2004        2003
----                                 ----------   --------   ----------
AIM Global Real Estate Fund(2)       $   25,792        N/A          N/A
AIM High Yield Fund(3)                    8,499   $132,149   $   38,526
AIM Income Fund(4)                          195      4,728        7,300
AIM Intermediate Government Fund            -0-        -0-          -0-
AIM Limited Maturity Treasury Fund          -0-        -0-          -0-
AIM Money Market Fund                       -0-        -0-          -0-
AIM Municipal Bond Fund                     -0-        -0-          -0-
AIM Real Estate Fund(5)               1,714,968    819,550    1,059,539
AIM Short Term Bond Fund                    -0-        -0-          -0-
AIM Total Return Bond Fund                  -0-        -0-          -0-

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2)  Commenced operations on April 29, 2005.

(3) The decrease in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003, was due to a decrease in trading activity.

(4) The decrease in brokerage commissions paid by AIM Income Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003, was due to reduced activity in trades.

(5) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003 was due to increased asset levels. The investment of additional cash generated more commissions.

The following replaces in its entirety, the information in the first table under the heading "APPENDIX K DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS" in the Statement of Additional Information.

                                                    RELATED
FUND                          TRANSACTIONS   BROKERAGE COMMISSIONS
----                          ------------   ---------------------
AIM Global Real Estate Fund   $  1,972,839         $    3,797
AIM High Yield Fund              1,753,992              3,260
AIM Real Estate Fund           823,620,954          1,208,549

(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with certain brokers that provide execution, research and other services.

                         INSTITUTIONAL CLASS SHARES OF:

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                Supplement dated March 31, 2006 to the Statement of Additional Information dated October 25, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                          TRUSTEE                                                     OTHER
  "NAME, YEAR OF BIRTH     AND/OR                                                 TRUSTEESHIP(S)
  AND POSITION(S) HELD    OFFICER                                                    HELD BY
     WITH THE TRUST        SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      TRUSTEE
  --------------------    -------  ---------------------------------------------  --------------
OTHER OFFICERS
Lisa O. Brinkley -- 1959    2004   Global Compliance Director, AMVESCAP PLC; and        N/A
Vice President                     Vice President of the AIM Family of Funds

                                   Formerly: Senior Vice President, A I M
                                   Management Group Inc. (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors,
                                   Inc. and the AIM Family of Funds; Vice
                                   President and Chief Compliance Officer, A I M
                                   Capital Management, Inc. and A I M
                                   Distributors, Inc.; Vice President, AIM
                                   Investment Services, Inc. and Fund Management
                                   Company; and Senior Vice President and
                                   Compliance Director, Delaware Investments
                                   Family of Funds

Kevin M. Carome - 1956      2003   Senior Vice President and General Counsel,           N/A
Vice President                     AMVESCAP PLC; and Vice President of the AIM
                                   Family of Funds

                                   Formerly: Director, General Counsel, and Vice
                                   President Fund Management Company; Director,
                                   Senior Vice President, Secretary and General
                                   Counsel, A I M Management Group Inc.
                                   (financial services holding company) and A I
                                   M Advisors, Inc.; Director and Vice
                                   President, INVESCO Distributors, Inc.; Senior
                                   Vice President, A I M Distributors, Inc.;
                                   Vice President, A I M Capital Management,
                                   Inc. and AIM Investment Services, Inc.;
                                   Senior Vice President and Secretary of the
                                   AIM Family of Funds; and Senior Vice
                                   President and General Counsel, Liberty
                                   Financial Companies, Inc. and Liberty Funds
                                   Group, LLC

Todd L. Spillane* -         2006   Senior Vice President, A I M Management Group        N/A
1958                               Inc.; Senior Vice President and Chief
Chief Compliance                   Compliance Officer, A I M Advisors, Inc.;
Officer                            Chief Compliance Officer of the AIM Family of
                                   Funds; Vice President and Chief Compliance
                                   Officer, A I M Capital Management, Inc.; and
                                   Vice President, A I M Distributors, Inc., AIM
                                   Investment Services, Inc. and Fund Management
                                   Company

                                   Formerly: Global Head of Product Development,
                                   AIG-Global Investment Group, Inc.; Chief
                                   Compliance Officer and Deputy General
                                   Counsel, AIG-SunAmerica Asset Management, and
                                   Chief Compliance Officer, Chief Operating
                                   Officer and Deputy General Counsel, American
                                   General Investment Management

John M. Zerr** - 1962       2006   Director, Senior Vice President, Secretary           N/A
Senior Vice President,             and General Counsel, A I M Management Group
Chief Legal Officer                Inc. (financial services holding company) and
and Secretary                      A I M Advisors, Inc.; Director and Vice
                                   President, INVESCO Distributors, Inc.; Vice
                                   President, A I M Capital Management, Inc.,
                                   AIM Investment Services, Inc., and Fund
                                   Management Company; Senior Vice President, A
                                   I M Distributors, Inc.; and Senior Vice
                                   President, Chief Legal Officer and Secretary
                                   of the AIM Family of Funds

                                   Formerly: Chief Operating Officer, Senior
                                   Vice President, General Counsel, and
                                   Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and
                                   Secretary, PBHG Funds (an investment
                                   company); Vice President and Secretary, PBHG
                                   Insurance Series Fund (an investment
                                   company); General Counsel and Secretary,
                                   Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General
                                   Counsel and Secretary, Old Mutual Investment
                                   Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator); General Counsel and
                                   Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice
                                   President, General Counsel and Secretary, Old
                                   Mutual Capital, Inc. (an investment adviser);
                                   and Vice President and Secretary, Old Mutual
                                   Advisors Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

The following replaces in its entirety, the information under the heading "APPENDIX J BROKERAGE COMMISSIONS" in the Statement of Additional Information.

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:

FUND                                    2005        2004        2003
----                                 ----------   --------   ----------
AIM Global Real Estate Fund(2)       $   25,792        N/A          N/A
AIM High Yield Fund(3)                    8,499   $132,149   $   38,526
AIM Income Fund(4)                          195      4,728        7,300
AIM Intermediate Government Fund            -0-        -0-          -0-
AIM Limited Maturity Treasury Fund          -0-        -0-          -0-
AIM Money Market Fund                       -0-        -0-          -0-
AIM Real Estate Fund(5)               1,714,968    819,550    1,059,539
AIM Short Term Bond Fund                    -0-        -0-          -0-
AIM Total Return Bond Fund                  -0-        -0-          -0-

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2)  Commenced operations on April 29, 2005.

(3) The decrease in brokerage commissions paid by AIM High Yield Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003, was due to a decrease in trading activity.

(4) The decrease in brokerage commissions paid by AIM Income Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003, was due to reduced activity in trades.

(5) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal year ended July 31, 2005, as compared to the two prior fiscal years ended July 31, 2004 and July 31, 2003 was due to increased asset levels. The investment of additional cash generated more commissions.

The following replaces in its entirety, the information in the first table under the heading "APPENDIX K DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS" in the Statement of Additional Information.

                                               RELATED
                                              BROKERAGE
FUND                          TRANSACTIONS   COMMISSIONS
----                          ------------   -----------
AIM Global Real Estate Fund   $  1,972,839    $    3,797
AIM High Yield Fund              1,753,992         3,260
AIM Real Estate Fund           823,620,954     1,208,549

(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with certain brokers that provide execution, research and other services.


                                        3